SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Sep. 30, 2022
Share-Based Payment Arrangement [Abstract]
SHARE-BASED COMPENSATION AWARDS MEASURED AT GRANT DATE FAIR VALUE

	For the Years Ended September 30,
	2022	2021
Exercise price	$0.01	$0.01
Expected term (years)	1	1
Expected stock price volatility	114.1%	71.1%
Risk-free rate of interest	4.35%	4.35%
Expected dividend rate	0%	0%

SUMMARY OF STOCK OPTION

The following table summarizes the Company’s stock option activities:

	Number of options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term
Outstanding, September 30, 2020	-	-	-
Granted	36,000	0.01	10.00
Forfeited
Exercised
Outstanding, September 30, 2021	36,000	$0.01	9.75
Granted	52,108	0.01	10.00
Forfeited	-	-	-
Exercised	(14,000)	0.01	-
Outstanding, September 30, 2022	74,108	$0.01	9.25
Exercisable, September 30, 2022	22,000	$0.01	8.75